Long-term debt (Tables)	3 Months Ended
Jun. 30, 2012
Long-term debt
Long-term debt
end of	2Q12	1Q12	4Q11	2Q11

Long-term debt (CHF million)

Senior	120,627	122,792	123,632	122,668

Subordinated	20,351	19,762	24,165	23,307

Non-recourse liabilities from consolidated VIEs	13,860	13,077	14,858	18,184

Long-term debt	154,838	155,631	162,655	164,159

of which reported at fair value	66,952	66,347	70,366	76,844